SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Financial Statement Reclassification (Policies)	Sep. 30, 2025
December 31, 2024
Financial Statement Reclassification

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Such reclassifications had no impact on previously reported net income or stockholders’ equity.

September 30, 2025
Financial Statement Reclassification

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no effect on previously reported net income or stockholders’ equity.